SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

11.     SHARE BASED COMPENSATION

On February 1, 2010, the shareholders and Board of Directors (the “Board”) of the Company approved a resolution which authorized the chairman of the Board to grant share options to its eligible employees, directors, officers and consultants of the Group of a number of shares not exceeding 1,190,000 before July 1, 2017. On October 19, 2015, the shareholders and the Board approved a resolution to increase the authorized number to grant in the future up to 1,866,600. On July 1, 2017, in order to provide additional incentives to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts, the shareholders and the Board further approved a resolution to grant in the future up to 860,000.

The options granted are vested either (i) immediately upon grant date; or (ii) over various vesting schedule which no more than four years.

On October 31, 2019, the shareholders and the Board approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to directors, service provider, advisor, employees and consultants of the Group of a number of shares not exceeding 1,105,300. As of December 31, 2019, no options has been granted under 2019 Plan.

On October 31, 2019, the board of directors approved a share split of 1‑for‑100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would further increase to 70,000,000 and 30,000,000 respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and the number of underlying shares and the fair market value per ordinary share as at grant dates have been retrospectively adjusted accordingly.

Employees

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per	Years	US$
		option	option
Share options outstanding at January 1, 2018	427,100	0.0001	4.93	7.21	4,041
Granted	206,000	0.0005	9.53
Forfeited	(1,600)	0.0010	4.45
Share options outstanding at January 1, 2019	631,500	0.0002	6.43	7.22	6,090
Granted	327,000	0.0004	9.80
Forfeited	(42,000)	Nil	9.68
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Vested and expected to vest at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Exercisable as of December 31, 2019	592,000	0.0002	6.30	6.38	5,804

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

The total fair value of the equity awards vested during the years ended December 31, 2018 and 2019 were RMB2,312 and RMB12,376 (US$1,778), respectively. As of December 31, 2019, there was RMB 15,595 (US$2,240) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 2.27 years.

Nonemployees

The options granted to nonemployees are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$

Share options outstanding at January 1, 2018	219,400	0.0000	4.91	7.22	2,076
Granted	53,700	0.0005	9.55
Forfeited	(160,000)	Nil	4.44
Exercised	(19,400)	Nil	6.50
Share options outstanding at January 1, 2019	93,700	0.0004	7.53	8.11	904
Granted	153,300	0.0003	9.80
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Vested and expected to vest at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Exercisable as of December 31, 2019	202,600	0.0003	9.00	8.21	1,986

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

The total fair value of the equity awards vested during the years ended December 31, 2018 and 2019 were RMB3,004 and RMB9,284 (US$1,334)  respectively. As of December 31, 2019, there was RMB 2,859 (US$411) of total unrecognized nonemployee share-based compensation expenses, related to unvested share-based awards. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.71 years.

Fair value of options

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees and nonemployee were as follows:

	2018	2019
Risk-free interest rate	2.46%- 3.11%	1.55%- 2.50%
Expected volatility range	62.14%- 63.61%	60.37%- 64.48%
Exercise multiple	2.5	2.5
Fair market value per ordinary share as at grant dates	US$9.46- 9.61	US$9.61- 9.80

The estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

The Company also entered into a share purchase agreement with CRS Holdings Inc. ("CRS", a company controlled by Dr. Chris Chang Yu, who has also been served as the Chief Executive Officer since the inception of the Group) in 2019. Per the share purchase agreement, CRS purchased 214,000 ordinary shares at a consideration of $3.27 per share. The below fair value offering price in the share purchase agreement with CRS essentially represents compensation to Dr. Chris Chang Yu, for past services incurred.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Cost of revenues	317	327	47
Selling and marketing expenses	2,871	5,393	775
Research and development expenses	1,958	2,534	364
General and administrative expenses	2,790	24,601	3,533
Total share-based compensation expenses	7,936	32,855	4,719